Investments - Schedule of Purchase Price Allocation of Properties (Details) - USD ($) $ in Thousands		Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Real Estate Properties [Line Items]
Building and building improvements		$ 3,588,114		$ 2,391,061		$ 1,436,255
Land and land improvements		685,437		342,256		320,858
Furniture, fixtures and equipment		49,824		28,030		45,258
Below-market ground lease	[1]			95,201
In-place lease intangibles		125,655		114,399		77,605
Above-market lease intangibles		7,406		16,689		5,382
Below-market lease intangibles		(12,741)		(29,197)		(7,039)
Above-market ground lease intangibles		(2,292)
Other intangibles		12,376				28,693
Total purchase price		4,453,779	[2]	2,958,439	[3]	1,907,012	[4]
Assumed mortgage notes		(156,515)				(328,664)	[5]
Non-controlling interest		(3,349)		(1,178)		(11,723)
Net purchase price		$ 4,293,915		2,957,261		1,566,625
60 State Street
Real Estate Properties [Line Items]
Building and building improvements				479,534
Land and land improvements				473
Below-market ground lease	[1]			95,201
In-place lease intangibles				47,736
Above-market lease intangibles				10,369
Below-market lease intangibles				(19,063)
Total purchase price	[3]			614,250
Net purchase price				614,250
Southeast Affordable Housing Portfolio
Real Estate Properties [Line Items]
Building and building improvements				459,398
Land and land improvements				114,954
Furniture, fixtures and equipment				8,269
In-place lease intangibles				8,118
Total purchase price	[3]			590,739
Net purchase price				590,739
Mid Atlantic Affordable Housing Portfolio
Real Estate Properties [Line Items]
Building and building improvements				430,271
Land and land improvements				85,327
Furniture, fixtures and equipment				7,816
In-place lease intangibles				7,886
Total purchase price	[3]			531,300
Net purchase price				531,300
Nashville Office
Real Estate Properties [Line Items]
Building and building improvements				228,180
Land and land improvements				21,636
In-place lease intangibles				18,791
Above-market lease intangibles				410
Below-market lease intangibles				(4,917)
Total purchase price	[3]			264,100
Net purchase price				264,100
Acadia
Real Estate Properties [Line Items]
Building and building improvements				167,516
Land and land improvements				18,337
Furniture, fixtures and equipment				2,224
In-place lease intangibles				2,073
Total purchase price	[3]			190,150
Net purchase price				190,150
All Other Real Estate Properties
Real Estate Properties [Line Items]
Building and building improvements				626,162		521,414
Land and land improvements				101,529		125,014
Furniture, fixtures and equipment				9,721		10,769
In-place lease intangibles				29,795		12,948
Above-market lease intangibles				5,910		909
Below-market lease intangibles				(5,217)		(1,059)
Other intangibles						2,219
Total purchase price				767,900	[3]	672,214	[4]
Assumed mortgage notes	[5]					(136,920)
Non-controlling interest				(1,178)
Net purchase price				$ 766,722		535,294
Midwest Industrial Portfolio
Real Estate Properties [Line Items]
Building and building improvements						233,915
Land and land improvements						60,045
In-place lease intangibles						24,061
Above-market lease intangibles						2,839
Below-market lease intangibles						(2,585)
Other intangibles						1,350
Total purchase price	[4]					319,625
Non-controlling interest						(5,480)
Net purchase price						314,145
Florida Office Portfolio
Real Estate Properties [Line Items]
Building and building improvements						158,206
Land and land improvements						45,809
In-place lease intangibles						26,286
Above-market lease intangibles						1,544
Below-market lease intangibles						(846)
Total purchase price	[4]					230,999
Non-controlling interest						(2,880)
Net purchase price						228,119
Thornton Apartments
Real Estate Properties [Line Items]
Building and building improvements						144,345
Land and land improvements						30,472
Furniture, fixtures and equipment						2,581
In-place lease intangibles						2,776
Total purchase price	[4]					180,174
Net purchase price						180,174
U.S. Select Service Portfolio
Real Estate Properties [Line Items]
Building and building improvements						164,266
Land and land improvements						42,256
Furniture, fixtures and equipment						22,377
Other intangibles						101
Total purchase price	[4]					229,000
Assumed mortgage notes	[5]					(84,013)
Net purchase price						144,987
Columbus Mixed Use Portfolio
Real Estate Properties [Line Items]
Building and building improvements						214,109
Land and land improvements						17,262
Furniture, fixtures and equipment						9,531
In-place lease intangibles						11,534
Above-market lease intangibles						90
Below-market lease intangibles						(2,549)
Other intangibles						25,023
Total purchase price	[4]					275,000
Assumed mortgage notes	[5]					(107,731)
Non-controlling interest						(3,363)
Net purchase price						$ 163,906

[1]	The below-market ground lease value was recorded as a component of the Right of use asset – operating leases on the Company’s Consolidated Balance Sheet. Refer to Note 13 for additional details on the Company’s leases.
[2]	Purchase price excludes acquisition-related costs of $29.6 million.
[3]	Purchase price does not include acquisition related costs of $22.5 million.
[4]	Purchase price does not include acquisition related costs of $24.2 million.
[5]	Includes deferred income reported as a component of Accounts payable, accrued expenses and other liabilities on the Company’s Consolidated Balance Sheets. See Note 2 for additional details on the Company’s deferred income. See Note 6 for additional details on the Company’s mortgage notes.